Commitments and Contingencies (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Server leasing rental expenses under operating leases	3,748,000	10,787,000	20,344,000
Total rental expenses	168,360,000	157,969,000	134,792,000
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	79,205,000
Material capital lease obligations	0
Capital commitments for purchase of equipment and game licenses	299,715,000